EMPLOYEE BENEFITS - Defined benefit pension plan - Actuarial gains and losses (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Restriction recognized in Other Comprehensive Income	R$ (42,317)	R$ (94,198)	R$ (43,197)
Remeasurements recognized in Other Comprehensive Income	90,114	65,946	(159,979)
Plan assets
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Gain (loss) on remeasurement	(334,675)	(386,767)	253,301
Present value of the defined benefit obligations
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Gain (loss) on remeasurement	R$ 467,106	R$ 546,911	R$ (370,083)